Personnel expenses - Disclosure of Net Defined Benefit Liability (Asset) (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumptions
Discount rate		0.40%	0.20%	0.20%
Future salary increases at December 31		2.00%	2.00%
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31		SFr 54,461	SFr 54,512
Fair value of plan assets at December 31		47,979	41,089
Net defined benefit liability at December 31		6,483	13,423	SFr 10,656
Components of defined benefit cost in profit or loss
Current service cost (employer)		3,097	3,033	2,053
Past service cost		(94)	0	(105)
Interest expense on defined benefit obligation		114	103	356
Interest income on plan assets		(86)	(80)	(304)
Administrative cost excl. cost for managing plan assets		27	24	18
Defined benefit cost recognized in profit or loss		3,059	3,080	2,018
thereof service cost and administrative cost		3,031	3,057	1,966
thereof net interest expense on the net defined benefit liability		28	23	52
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		13,423	10,656
Defined benefit cost recognized in profit or loss		3,059	3,080
Remeasurement of net pension liabilities		(8,012)	1,514
Contributions by the employer		(1,987)	(1,827)
Net defined benefit liability at December 31		6,483	13,423	10,656
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		13,423	10,656
Actuarial (gain)/loss on defined benefit obligation		(8,012)	1,514
Net defined benefit liability at December 31		6,483	13,423	10,656
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		(2,303)	0	4,774
Actuarial (gain) / loss on changes in demographic assumptions		(2,432)	0	0
Actuarial (gain) / loss arising from experience adjustments		(773)	335	963
Actuarial (gain)/loss on defined benefit obligation		(5,508)	335	5,737
Return on plan assets excluding interest income		(2,504)	1,179	(1,026)
Remeasurement of net pension liabilities	[1]	(8,012)	1,514	4,711
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(13,423)	(10,656)
Contributions by the employer		1,987	1,827
Fair value of plan assets at December 31		(6,483)	(13,423)	(10,656)
Contributions by the employer		2,060	1,834	1,724
Plan asset classes
Total plan assets at fair value at December 31		47,979	41,089
thereof entity's own transferable financial instruments		0	0
thereof property occupied or other assets used by the entity		SFr 0	SFr 0
Weighted average duration of defined obligation in years at December 31		18 years 6 months	20 years 2 months 12 days
Discount rates based on industry benchmark, period		20 years
Accrued sabbatical cost		SFr 257	SFr 255	240
Actuarial assumptions, possible increase (decrease) in longevity for most of the age categories		1 year
Research and development expenses
Plan asset classes
Non-cash effective pension costs		SFr 837	1,039	358
Selling, general and administrative expenses
Plan asset classes
Non-cash effective pension costs		SFr 235	SFr 214	104
Active members
Plan asset classes
Weighted average duration of defined obligation in years at December 31		18 years 3 months 18 days	20 years 2 months 12 days
Pensioners
Plan asset classes
Weighted average duration of defined obligation in years at December 31		19 years 7 months 6 days	20 years 3 months 18 days
Actuarial assumption of discount rates
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 57,066	SFr 57,383
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 52,054	SFr 51,871
Actuarial assumption of interest rate on retirement savings capital
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 53,576	SFr 53,598
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 55,373	SFr 55,454
Actuarial assumption of expected rates of salary increases
Plan asset classes
Percentage of reasonably possible decrease in actuarial assumption		(0.25%)	(0.25%)
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 53,993	SFr 54,033
Defined benefit obligation due to reasonably possible increase in actuarial assumption		SFr 54,947	SFr 54,999
Actuarial assumption of life expectancy
Plan asset classes
Reasonably possible increase in actuarial assumptions, period		1 year	1 year
Reasonably possible decrease in actuarial assumptions, period		1 year	1 year
Defined benefit obligation due to reasonably possible decrease in actuarial assumption		SFr 55,283	SFr 55,417
Defined benefit obligation due to reasonably possible increase in actuarial assumption		53,569	53,611
Quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		39,116	33,138
Plan asset classes
Cash and cash equivalents		9,581	8,118
Equity instruments		20,246	16,791
Debt instruments (e.g. bonds)		6,130	5,671
Real estate funds		1,612	1,075
Others		1,547	1,483
Total plan assets at fair value at December 31		39,116	33,138
Non-quoted market price
Reconciliation of the amount recognized in the statement of financial position
Fair value of plan assets at December 31		8,862	7,951
Plan asset classes
Others		8,862	7,951
Total plan assets at fair value at December 31		8,862	7,951
Defined benefit obligation
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31		54,461	54,512	48,455
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		54,512	48,455
Remeasurement of net pension liabilities		(5,508)	335
Net defined benefit liability at December 31		54,461	54,512	48,455
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		54,512	48,455
Interest expenses on defined benefit obligation		114	103
Current service cost (employer)		3,097	3,033
Contributions by plan participants		1,246	1,138
Benefits (paid)/deposited		1,067	1,424
Past service cost		(94)	0
Administrative cost (excl. cost for managing plan assets)		27	24
Actuarial (gain)/loss on defined benefit obligation		(5,508)	335
Net defined benefit liability at December 31		54,461	54,512	48,455
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		(54,512)	(48,455)
Interest income on plan assets		(114)	(103)
Contributions by plan participants		(1,246)	(1,138)
Benefits (paid)/deposited		(1,067)	(1,424)
Fair value of plan assets at December 31		(54,461)	(54,512)	(48,455)
Plan assets
Reconciliation of the amount recognized in the statement of financial position
Net defined benefit liability at December 31		(47,979)	(41,089)	(37,799)
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1		(41,089)	(37,799)
Contributions by the employer		(1,987)	(1,827)
Net defined benefit liability at December 31		(47,979)	(41,089)	(37,799)
Reconciliation of defined benefit obligation
Net defined benefit liability at January 1		(41,089)	(37,799)
Interest expenses on defined benefit obligation		(86)	(80)
Contributions by plan participants		(1,246)	(1,138)
Benefits (paid)/deposited		(1,067)	(1,424)
Net defined benefit liability at December 31		(47,979)	(41,089)	(37,799)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1		41,089	37,799
Interest income on plan assets		86	80
Contributions by the employer		1,987	1,827
Contributions by plan participants		1,246	1,138
Benefits (paid)/deposited		1,067	1,424
Return on plan assets excl. interest income		2,504	(1,179)
Fair value of plan assets at December 31		SFr 47,979	SFr 41,089	SFr 37,799

[1]	See note 18